Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule Of Principal And Interest Amounts Outstanding For Loans And Bonds
The Group has the following principal and interest amounts outstanding for loans and bonds:

Short-term borrowings and current portion of long-term debt	December 31, 2019		December 31, 2018
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	7.8	1,347	9.3-9.6	3,634
Corporate lenders	—	—	6.7	10
Weighted average interest rate for the period	7.8		9.4

In euro
Banks and financial institutions	1.7-1.9	524	1.3-2.8	580
Corporate lenders	—	—	3.0	22
Weighted average interest rate for the period	1.9		1.5
Current portion of long-term debt	—	368,335	—	398,171
Interest payable	—	9,014	—	7,749
Fines and penalties on overdue amounts	—	2,097	—	2,128

Total short-term borrowings and current portion of long-term debt		381,317		412,294

Long-term debt	December 31, 2019		December 31, 2018
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	1.0-9.8	239,659	5.0-10.0	242,499
Bonds issue	8.0-11.9	6,370	8.0-12.3	10,979
Corporate lenders	9.3	43	6.7	73
Weighted average interest rate for the period	7.9		9.3

In U.S. dollars
Banks and financial institutions	3.2-9.0	44,725	3.9-9.9	54,719
Corporate lenders	—	—	3.0	138
Weighted average interest rate for the period	8.4		8.6

In euro
Banks and financial institutions	0.8-7.0	84,743	0.8-7.0	96,301
Weighted average interest rate for the period	4.8		4.8
Current part of long-term loans and borrowings		(368,335)		(398,171)

Total long-term debt		7,205		6,538

Scheduled Maturities of the Debt Outstanding
Aggregate scheduled maturities of the debt outstanding as of December 31, 2019 were as follows:

Payable by
On demand	373,705
2020 (current portion)	7,612
2021	4,829
2022	2,292
2023	14
2024	49
Thereafter	21

Total	388,522

Summary of Outstanding Balances of Principal Amount of Short-term and Long-term Debt by Denominated Currencies and Major Banks
The outstanding balances of principal amount of short-term and long-term debt by denominated currencies and major banks as of December 31, 2019 and 2018 were as follows:

Short-term and long-term debt	December 31, 2019	December 31, 2018
Russian ruble-denominated
Gazprombank	139,971	142,635
VTB	99,411	73,416
Sberbank	—	25,723
Bonds	6,370	10,979
Eximbank of Russia	—	3,305
Other	1,667	1,137

Total	247,419	257,195

U.S. dollar-denominated
VTB	27,256	7,573
BNP	9,587	10,759
VEB	7,000	8,794
Sberbank	—	23,147
MCB	676	4,037
Pre-export facility	—	7
Other	206	540

Total	44,725	54,857

Euro-denominated
VTB	66,145	74,794
BNP	13,793	15,752
ING Bank	2,221	2,541
NatWest Markets	1,352	1,549
Commerzbank	—	1,317
Deutsche Bank AG.	1,150	—
Other	606	950

Total	85,267	96,903

Total short-term and long-term debt	377,411	408,955

Schedule of Information About Ratios Under Most Significant Loan Agreements
The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-controlled banks as of December 31, 2019
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:

Restrictive covenants	Requirement	Actual as of December 31, 2019
Group’s EBITDA to Net Interest Expense	Shall not be less than 2.0:1.0	1.36:1.0
Group’s EBITDA to Consolidated Financial Expense	Shall not be less than 2.0:1.0	1.40:1.0
Group’s Net Debt to EBITDA	Shall not exceed 6.0:1.0	8.85:1.0
Group’s Total Debt to EBITDA	Shall not exceed 3.5:1.0	8.51:1.0
Group’s Cash flow from operating activities to EBITDA	Shall not be less than 0.8:1.0	1.08:1.0
Group’s EBITDA to Revenue	Shall not be less than 0.2:1.0	0.18:1.0

Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities
The following tables show the remaining contractual maturities at the reporting date of the Group’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payment computed using contractual rates, or if floating, based on rates current at the reporting date) and the earliest the Group can be required to pay.

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2019
Loans and borrowings, including interest payable	373,799	7,998	5,024	2,325	14	70	389,230
Lease liabilities	8,802	3,992	3,122	1,230	643	12,515	30,304
Trade and other payables	20,210	14,642	—	—	—	—	34,852
Other financial liabilities	—	—	54,450	38	38	19	54,545

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2018
Loans and borrowings, including interest payable	406,337	7,185	4,520	2,550	16	119	420,727
Lease liabilities	1,664	5,186	908	886	745	350	9,739
Trade and other payables	15,891	15,270	352	186	16	—	31,715
Other financial liabilities	—	—	—	55,742	—	—	55,742

Schedule of Information About Maximum Exposure to Credit Risk Arising from Financial Assets
The maximum exposure to credit risk arising from the Group’s financial assets is presented as follows:

	December 31, 2019	December 31, 2018
Restricted cash (excluding cash on hand)	147	51
Cash deposits	1,074	494
Trade and other receivables	15,442	17,718
Other financial assets	382	533
— Promissory notes	—	212
— Loans issued	368	305
— Bonds	14	16

Total	17,045	18,796

Schedule of Information About Foreign Currency Risk Arising from Recognized Assets and Liabilities
The Group’s exposure at the reporting date to foreign currency risk arising from recognised assets and liabilities denominated in a currency other than the functional currency of the entity to which they relate to is set out in the table below:

Assets and liabilities denominated in U.S. dollars	December 31, 2019	December 31, 2018
Current assets	639	157
Trade and other receivables	172	27
Cash and cash equivalents	467	130

Non-current liabilities	(4,667)	—
Loans and borrowings	(4,667)	—

Current liabilities	(41,047)	(54,954)
Loans and borrowings	(38,861)	(51,732)
Trade and other payables	(2,186)	(3,222)

Assets and liabilities denominated in euro	December 31, 2019	December 31, 2018
Current assets	171	812
Trade and other receivables	63	510
Cash and cash equivalents	108	302

Non-current liabilities	(148)	(219)
Lease liabilities	(148)	(219)

Current liabilities	(88,794)	(101,294)
Loans and borrowings	(86,213)	(98,285)
Trade and other payables	(2,499)	(2,953)
Lease liabilities	(82)	(56)

Schedule of Information About Sensitivity to Devaluation
The table below demonstrates the Group’s sensitivity to a devaluation of the Russian ruble against U.S. dollar and euro which management believes is an appropriate measure in the current market conditions and which would impact its operations:

	Change in U.S. dollar to Russian ruble exchange rate	Effect ((decrease)/ increase) on profit before tax	Change in Euro to Russian ruble exchange rate	Effect ((decrease)/ increase) on profit before tax
2017	+10%	(11,785)	+10%	(2,674)
	-10%	11,785	-10%	2,674
2018	+14%	(7,672)	+14%	(14,098)
	-14%	7,672	-14%	14,098
2019	+13%	(5,860)	+13%	(11,540)
	-11%	4,958	-11%	9,765

Schedule of Information About Sensitivity to Change of Floating Rates
The table below demonstrates the Group’s sensitivity to the change of floating rates:

	Increase/decrease in the key rate of the Central Bank of Russian Federation (%)	Effect ((decrease)/ increase) on profit before tax	Increase/ decrease in LIBOR (%)	Effect ((decrease)/ increase) on profit before tax	Increase/ decrease in EURIBOR (%)	Effect ((decrease)/ increase) on profit before tax
2017	+1.00%	(2,744)	+0.48%	(500)	+0.04%	(8)
	-2.00%	5,488	-0.24%	250	-0.08%	16
2018	+0.75%	(1,922)	+0.50%	(226)	+0.20%	(190)
	-1.00%	2,563	-0.15%	68	-0.01%	9
2019	+1.25%	(3,116)	+0.35%	(145)	+0.15%	(126)
	-1.25%	3,116	-0.35%	145	-0.15%	126

Disclosure Of Detailed Information About Right Of Use Assets Movement Explanatory [Text Block]
Set out below are the carrying amounts of right-of-use assets recognised and the movements during the period:

	Land	Buildings and constructions	Operating machinery and equipment	Transportation vehicles	Total
At January 1, 2019	—	—	643	9,469	10,112
Adjustment on initial application of IFRS 16	1,932	681	73	12	2,698
Additions	200	541	405	7,401	8,547
Depreciation charge	(72)	(138)	(204)	(2,587)	(3,001)
Disposals	(9)	—	(6)	(2)	(17)
Impairment	(72)	—	(19)	(363)	(454)
Transfer to own property, plant and equipment	—	—	(114)	(1)	(115)
Exchange differences	(1)	(23)	(15)	(3)	(42)

At December, 31 2019	1,978	1,061	763	13,926	17,728

Disclosure Of Cash Flow Relating To Leases
The following amounts related to the lease were recognised for the reporting period:

2019
The maturity analysis of lease liabilities	Note 10.2
The cash flow effect of sale and leaseback transactions (net increase, consolidated statement of cash flows)	248
Interest expense on lease liabilities (Note 24.4)	1,409
Expense relating to short-term leases	1,536
Commitments for short-term leases as of December 31	62
The total cash outflow for leases	5,404